Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions

12.Related party transactions

The company’s related parties include:

Related Party	Nature of relationship

A10 Group

A10 Group is composed of A10 Advisory and A10 Investimentos Fundo De Investimento De Acoes - Investimento No Exterior (“A10 Fund”). Both companies are owned by one Co-CEO and a director of the Company.

Miazga	Miazga Participações S.A is a land administration company in which the two Co-CEOs of the Company have an indirect economic interest.

Arqueana	Arqueana Empreendimentos e Participações S.A. is a land administration company in which the two Co-CEOs of the Company have an indirect economic interest.

Key management personnel	Includes the directors of the Company, executive management team and senior management at Sigma Brazil.

(a)Transactions with related parties

The related party transactions are recorded at the exchange amount transacted as agreed between the Company and the related party.

Cost sharing agreement (“CSA”): The Company has a CSA with A10 Advisory where A10 Advisory is reimbursed for secondment staff 100% allocated to the Company, including legal, financial and business development personnel and 50% of shared secretarial administrative personnel.

Revolving credit facility: The Company has a revolving credit facility agreement with A10 Advisory which allows the Company to raise short-term financing debt increasing its liquidity (note 8). This revolving credit facility was fully repaid on August 29, 2021.

Leasing Agreements: The Company has land lease agreements with Miazga and Arqueana. Part of these leases gets offset by the prepaid land lease (note 5 and 11).

Note Payable: The Company owes a note payable to Arqueana (note 10).

Commission fees: The Company has an agreement with A10 Advisory for acting as the financial advisor to locate equity investors in non-brokered private placements, conducted as part of a consortium of financial advisors. The Company paid finders’ fee of up to 7% of the gross proceeds received from these investors (note 13)

12.Related party transactions (continued)

(b)Outstanding balances and expenses

Year ended December 31,	2021			2020
		Accounts			Accounts
	Pre-	Payable/	Expenses/	Pre-	Payable/	Expenses/
	payments	Debt	Payments	payments	Debt	Payments

A10 Advisory
CSA	$—	$—	$188,891	$—	$—	$126,189
Revolving credit facility	—	—	2,755,906	—	2,683,880	228,997
Commission fees	—	—	8,317,062	—	—	948,573
Warrants	—	—	826,584	—	—	—

Miazga
Lease agreements	—	81,956	49,653	—	82,514	53,757
Prepaid land lease offset	103,697	—	11,532	123,153	—	10,873

Arqueana
Lease agreements	—	168,296	1,390	—	169,686	26,404
Note payable	—	270,125	1,933,920	—	2,204,045	653,736

Management and Directors
Travel cost reimbursement	$—	$—	$—	$—	$72,127	$—

(c)	Key management personnel:

The compensation paid or payable to key management for employee services is shown below:

Year ended December 31,	2021	2020
Stock-based compensation, included in general and administrative expenses	$20,871,739	$248,205
Salaries, benefits and director´s fees, included in general and administrative expenses	1,115,778	303,679
Salaries, benefits and stock-based compensation capitalized in exploration and evaluation assets	5,513	765,255
Total Compensation	$21,993,030	$1,317,139